Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2023
Significant Accounting Policies [Line Items]
Schedule of Relevant Exchange Rates	The relevant exchange rates are listed below:
	For the Fiscal Years Ended September 30
	2023	2022	2021
Period Ended RMB: USD exchange rate	7.2960	7.1135	6.4434
Period Average RMB: USD exchange rate	7.0533	6.5532	6.5072

Schedule of estimated useful lives of the assets	Property, plant and equipment as of September 30, 2023 and 2022 consisted of the following:
	2023	2022
Buildings	$2,913,471	$2,988,217
Machinery and equipment	9,631,702	9,776,164
Transportation vehicles	1,013,593	1,014,921
Office equipment	611,129	626,808
Total property plant and equipment, at cost	14,169,895	14,406,110
Less: accumulated depreciation	(8,814,898)	(8,416,974)
Property, plant and equipment, net	$5,354,997	$5,989,136

Straight-Line Method [Member]
Significant Accounting Policies [Line Items]
Schedule of estimated useful lives of the assets	Property, plant, and equipment are recorded at cost less accumulated depreciation. Depreciation commences upon placing the asset in usage and is recognized on a straight-line basis over the estimated useful lives of the assets with 5% of residual value, as follows:
Useful lives
Buildings	10-50 years
Machinery and equipment	5-20 years
Transportation vehicles	3-10 years
Office equipment	3-10 years
Land use rights are amortized using the straight-line method with the following estimated useful lives:
Useful lives
Land use rights	50 years